Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2019
Long Term Investments [Abstract]
Schedule of Long-Term Investments

As at December 31, 2017, 2018 and 2019, long-term investments consisted of the following:

	As of December 31,
	2018	2019	2019
	RMB	RMB	USD
Equity method investments
Shanghai Wiselong Enterprise Management Co., Ltd.	-	23,579,728	3,387,016
Others	8,217,986	-	-
Equity securities with readily determinable fair values
China Gingko Education Group Company Limited	-	70,193,934	10,082,728
Zhejiang New Century Hotel Management Co., Ltd.	-	192,639,353	27,670,912
Equity securities without readily determinable fair values
Yibon Hotel Group Co., Ltd ("Yibon")	103,701,474	103,701,474	14,895,785
Others	300,000	8,523,212	1,224,282
Total	112,219,460	398,637,701	57,260,723